Subsequent event	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent event	Subsequent event In July 2026, pursuant to the acquisition mentioned in Note 25(vi), the Group settled the remaining contractual purchase price.